IFRS 15 Balance Sheet Impact (Detail) € in Thousands	12 Months Ended
Dec. 31, 2018 EUR (€)
Consolidated entity [member]
Equity [Abstract]
Share capital	€ 3,050
Share premium	136,637
Consolidated reserves	(1,848)
Other comprehensive income	(1,850)
Equity attributable to the owners of the parent	135,989
Non-controlling interest	0
Total equity	135,989
Non-current liabilities [Abstract]
Loans and borrowings	92,440
Deferred tax liabilities	6,226
Deferred income, non-current liabilities	4,587
Other non-current liabilities	868
Total non-current liabilities	104,121
Current liabilities [Abstract]
Current borrowings and current portion of non-current borrowings	13,598
Trade and other current payables to trade suppliers	18,667
Tax payables	2,313
Deferred income classified as current	23,195
Other current liabilities	15,342
Total current liabilities	73,115
Total equity and liabilities	313,225
CatchUpAdjustments [Member]
Equity [Abstract]
Share capital	0
Share premium	0
Consolidated reserves	1,173
Other comprehensive income	0
Equity attributable to the owners of the parent	1,173
Non-controlling interest	0
Total equity	1,173
Non-current liabilities [Abstract]
Loans and borrowings	0
Deferred tax liabilities	0
Deferred income, non-current liabilities	(763)
Other non-current liabilities	0
Total non-current liabilities	(763)
Current liabilities [Abstract]
Current borrowings and current portion of non-current borrowings	0
Trade and other current payables to trade suppliers	0
Tax payables	0
Deferred income classified as current	(410)
Other current liabilities	0
Total current liabilities	(410)
Total equity and liabilities	0
IFRS15 Adjustment After Initial Application [member]
Equity [Abstract]
Share capital	0
Share premium	0
Consolidated reserves	(410)
Other comprehensive income	0
Equity attributable to the owners of the parent	(410)
Non-controlling interest	0
Total equity	(410)
Non-current liabilities [Abstract]
Loans and borrowings	0
Deferred tax liabilities	0
Deferred income, non-current liabilities	410
Other non-current liabilities	0
Total non-current liabilities	410
Current liabilities [Abstract]
Current borrowings and current portion of non-current borrowings	0
Trade and other current payables to trade suppliers	0
Tax payables	0
Deferred income classified as current	0
Other current liabilities	0
Total current liabilities	0
Total equity and liabilities	0
Amounts without adoption of IFRS 15 [Member]
Equity [Abstract]
Share capital	3,050
Share premium	136,637
Consolidated reserves	(1,085)
Other comprehensive income	(1,850)
Equity attributable to the owners of the parent	136,752
Non-controlling interest	0
Total equity	136,752
Non-current liabilities [Abstract]
Loans and borrowings	92,440
Deferred tax liabilities	6,226
Deferred income, non-current liabilities	4,234
Other non-current liabilities	868
Total non-current liabilities	103,768
Current liabilities [Abstract]
Current borrowings and current portion of non-current borrowings	13,598
Trade and other current payables to trade suppliers	18,667
Tax payables	2,313
Deferred income classified as current	22,785
Other current liabilities	15,342
Total current liabilities	72,705
Total equity and liabilities	€ 313,225